Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	228,500,000	228,500,000	228,500,000
Common stock, shares issued	51,409,476	42,567,644	12,455,252
Common stock, shares outstanding	51,409,476	42,567,644	12,455,252
Series C Preferred Stock [Member]
Temporary equity, par value	$ 0.001	$ 0.001	$ 0.001
Temporary equity, shares authorized	8,500,000	8,500,000	8,500,000
Temporary equity, shares issued	4,300,000	4,300,000	7,500,000
Temporary equity, shares outstanding	4,300,000	4,300,000	7,500,000